Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments and Fair Value Measurements [Abstract]
Schedule of assets and liabilities measured at fair value

	June 30, 2013 (Unaudited)				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$445,075	$445,075	$—	$—	$1,616,325	$1,616,325
Total warrant liability	$—	$—	$445,075	$445,075	$—	$—	$1,616,325	$1,616,325

	December 31, 2012				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities	$—	$—	$—	$—	$—	$—	$—	$—
Certificates of deposit	—	—	—	—	—	—	—	—
Total cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—
Short-term investments:
U.S. government securities (1)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,616,325	$1,616,325	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,616,325	$1,616,325	$—	$—	$937,000	$937,000

 (1) Includes amortization premium paid of $8,733 as of December 31, 2011.

Schedule of estimated fair value of the warrant liability

	June 30,	December 31,
	2013	2012
	(Unaudited)
Stock price	$0.51	$1.25
Strike price	$2.50	$2.50
Remaining contractual term (years)	2.6	3.1
Volatility	141.8%	171.9%
Adjusted volatility	123.0%	121.1%
Risk-free rate	0.5%	0.4%
Dividend yield	0.0%	0.0%

	December 31,	December 31,
	2012	2011
Stock price	$1.25	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.1	4.1
Volatility	171.9%	215.5%
Adjusted volatility	121.1%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%